Putnam Investments
100 Federal Street
Boston, MA 02110
August 31, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-
07513) (the “Trust”) on behalf of Putnam Multi-Cap Core Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 344 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on 8/28/20.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 10023.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_____________________________________
Jonathan S. Horwitz
Executive Vice President, Principal
Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP